S000058036 [Member] Expense Example - iShares ESG Aware 1-5 Year USD Corporate Bond ETF - iShares ESG Aware 1-5 Year USD Corporate Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154